Credit Facilities, Long-Term Debt and Lease Liabilities - Non-Recourse Debt (Details) - Windrise Wind LP bond - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 173	$ 173	$ 173
Interest			3.41%